Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2021
Post-employment benefits [Abstract]
Post-employment benefits - Post-employment benefits [Text Block]

Philips Group

Post-employment benefits

in millions of EUR

	Germany		United States		Other Countries		Total
	2020	2021	2020	2021	2020	2021	2020	2021
Present value of funded DBO	(649)	(606)	(568)	(558)	(304)	(206)	(1,521)	(1,370)
Present value of unfunded DBO	(344)	(316)	(141)	(149)	(147)	(135)	(633)	(600)
Total present value of DBO	(993)	(921)	(709)	(708)	(451)	(341)	(2,153)	(1,970)
Fair value of plan assets	543	572	613	623	247	185	1,403	1,380
Net position	(450)	(349)	(95)	(84)	(205)	(157)	(750)	(590)

Post-employment benefits - Classification net position [Text Block]

Philips Group

Classification net position

in millions of EUR

	Germany		United States		Other Countries		Total
	2020	2021	2020	2021	2020	2021	2020	2021
Total asset for plans in a surplus		3	46	65		1	46	69
Total liability for plans in a deficit	(450)	(352)	(141)	(149)	(205)	(157)	(797)	(659)
Provisions for post-employment benefit plans under AHFS						-		-
Net position	(450)	(349)	(95)	(84)	(205)	(157)	(750)	(590)

Post-employment benefits - Pre-tax costs for post-employment benefits [Text Block]

Philips Group

Pre-tax costs for post-employment benefits

in millions of EUR

	2019	2020	2021
Defined-benefit plans	56	74	36
- included in income from operations	32	59	28
- included in financial expense	22	13	8
- included in Discontinued operations	1	1	1
Defined-contribution plans	346	366	375
- included in income from operations	338	358	368
- included in Discontinued operations	8	8	7
Post-employment benefits costs	401	440	411

Post-employment benefits - Defined-benefit obligations [Text Block]

Philips Group

Defined-benefit obligations

in millions of EUR

	2020	2021
Balance as of January 1	3,350	2,153
Service cost	39	36
Interest cost	71	33
Employee contributions	15	7
Actuarial (gains) / losses
- demographic assumptions	16	3
- financial assumptions	163	(86)
- experience adjustment	39	(6)
(Negative) past service cost	2	(5)
Settlements	(1,185)	(90)
Benefits paid from plan	(221)	(95)
Benefits paid directly by employer	(35)	(33)
Translation differences and other	(100)	52
Balance as of December 31	2,153	1,970

Post-employment benefits - Plan assets [Text Block]

Philips Group

Plan assets

in millions of EUR

	2020	2021
Balance as of January 1	2,526	1,403
Interest income on plan assets	58	25
Admin expenses paid	(1)	(1)
Return on plan assets excluding interest income	268	44
Employee contributions	15	7
Employer contributions	34	33
Settlements	(1,205)	(86)
Benefits paid from plan	(221)	(96)
Translation differences and other	(71)	50
Balance as of December 31	1,403	1,380

Post-employment benefits - Plan assets allocation [Text Block]

Philips Group

Plan assets allocation

in millions of EUR

	2020	2021
Assets quoted in active markets
- Debt securities	782	790
- Equity securities
- Other	175	195

Assets not quoted in active markets
- Debt securities	7	1
- Equity securities	133	122
- Other	307	272
Total assets	1,403	1,380

Post-employment benefits - Assumptions used for defined-benefit obligations in Germany, the United States and the rest of the world [Text Block]

Philips Group

Assumptions used for defined-benefit obligations in Germany, the United States and the rest of the world in %

	Germany		United States		Other Countries		Total
	2020	2021	2020	2021	2020	2021	2020	2021
Discount rate	0.6%	1.1%	2.3%	2.6%	2.2%	2.1%	1.5%	1.8%
Inflation rate	1.6%	1.8%	2.0%	2.2%	1.7%	2.0%	1.7%	2.0%
Salary increase	2.5%	2.5%	0.0%	0.0%	2.7%	2.9%	2.5%	2.6%

Post-employment benefits - Sensitivity of key assumptions [Text Block]

Philips Group

Sensitivity of key assumptions

in millions of EUR

	2020	2021
Increase
Discount rate (1% movement)	(226)	(196)
Inflation rate (1% movement)	86	99
Salary increase (1% movement)	16	19
Longevity1)	51	48
Decrease
Discount rate (1% movement)	265	241
Inflation rate (1% movement)	(78)	(83)
Salary increase (1% movement)	(19)	(18)
1)The mortality table (i.e. longevity) also impacts the DBO. The above sensitivity table illustrates the impact on the DBO of a further 10% decrease in the assumed rates of mortality for the company’s major plans. A 10% decrease in assumed mortality rates equals improvement of life expectancy by 0.5 - 1 year.